CONSOLIDATED STATEMENTS OF CASH FLOWS CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD
Cash flows provided (used) by: Operations
Net loss	CAD (49.4)	CAD (72.3)	CAD (127.3)
Items not requiring (providing) cash:
Depreciation and amortization	61.4	44.6	47.0
Impairment and other closure costs (note 6)	0.0	16.5	86.9
Deferred income taxes (note 18)	(26.7)	0.0	0.0
Foreign exchange loss on long-term debt	57.7	24.1	18.8
Non-cash reorganization items	0.0	0.0	0.5
Employee future benefits, expense under cash contributions	(6.7)	(8.8)	(7.0)
Gain on disposal of property, plant and equipment	(2.6)	0.0	(0.6)
Gain on disposal of non-core assets	0.0	(2.4)	(12.3)
Settlement gain on special pension portability election	0.0	0.0	(2.6)
Bargain purchase gain of U.S. mills	(43.9)	0.0	0.0
Increase (decrease) in other long-term obligations	1.0	(0.4)	(0.2)
Other	0.1	4.0	4.1
Changes in non-cash working capital
Accounts receivable	(17.8)	6.5	(2.7)
Inventories	(19.9)	(17.2)	(14.7)
Prepaids and other	0.0	(0.1)	3.6
Accounts payable and accrued liabilities	40.2	26.8	(1.0)
Cash flows provided (used) by operating activities	(6.6)	21.3	(7.5)
Investing
Additions to property, plant and equipment	(34.5)	(21.9)	(23.4)
Proceeds from sale of property, plant and equipment	5.0	4.4	0.8
Proceeds from sale of non-core assets	0.0	0.3	51.4
Purchase of U.S. paper mills	(73.9)	0.0	0.0
Decrease in restricted cash	0.0	0.0	3.1
Increase in other assets	0.0	(2.0)	(0.5)
Cash flows provided (used) by investing activities	(103.4)	(19.2)	31.4
Financing
Increase (decrease) in revolving loan (note 15)	87.7	18.8	(13.4)
Proceeds from (repayment of) secured term loan (note 15)	(2.0)	18.5	0.0
Proceeds from issuance of secured Offered Notes	23.7	0.0	0.0
Redemption of floating rate notes (note 15)	0.0	(21.8)	0.0
Purchase of long-term debt (note 15)	0.0	(14.5)	(15.8)
Deferred financing costs	(1.4)	(2.3)	0.0
Decrease in other long-term debt	(0.6)	(2.0)	(1.1)
Cash flows provided (used) by financing activities	107.4	(3.3)	(30.3)
Cash and cash equivalents, increase (decrease) in the period	(2.6)	(1.2)	(6.4)
Cash and cash equivalents, beginning of period	10.9	12.1	18.5
Cash and cash equivalents, end of period	8.3	10.9	12.1
Supplemental disclosures:
Income taxes paid	0.5	0.0	0.0
Net interest paid	CAD 45.1	CAD 34.2	CAD 36.8